UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended December 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WS Capital, L.L.C.
Address:       300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        G. Stacy Smith        Contact Person: Joseph I. Worsham, II
Title:       Member
Phone:       214-756-6055

Signature, Place, and Date of Signing:

  /S/ G. Stacy Smith         Dallas, Texas              February 12, 2002
  ------------------         ------------------------   -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           15

Form 13F Information Table Value Total:           $23,029

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----
1                             WSV Management, L.L.C.

                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
CENDANT CORP              COM      151313103        784      40,000   SH             SOLE                  40,000<F1>
COLLEGIATE PACIFIC INC    COM NEW  194589206        127      25,100   SH             SHARED     1                  25,100<F2>
COMPAQ COMPUTER CORP      COM      204493100        732      75,000   SH             SOLE                  75,000<F1>
DYNEGY INC NEW            CL A     26816Q101        383      15,000   SH             SHARED     1                  15,000<F2>
FAIRMONT HOTELS RESORTS   COM      305204109      1,640      68,600   SH             SHARED     1                  68,600<F2>
  INC
KADANT INC                COM      48282T104      9,808     676,400   SH             SHARED     1                 676,400<F2>
MARISA CHRISTINA INC      COM      570268102        505     682,700   SH             SHARED     1                 682,700<F2>
PENNEY J C INC            COM      708160106        807      30,000   SH             SOLE                  30,000<F1>
PERSISTENCE SOFTWARE INC  COM      715329108        404     325,600   SH             SHARED     1                 325,600<F2>
QWEST COMMUNICATIONS INTL COM      749121109        424      30,000   SH             SOLE                  30,000<F1>
  INC
RADIOLOGIX INC            COM      75040K109        102      10,000   SH             SHARED     1                  10,000<F3>
ROCKFORD CORP             COM      77316P101      6,918     806,336   SH             SHARED     1                 806,336<F2>
TIDEL TECHNOLOGIES INC    COM      886368109         40      59,200   SH             SOLE                  59,200<F1>
WEBEX INC                 COM      94767L109        249      10,000   SH             SHARED     1                  10,000<F2>
XETEL CORP                COM      983942103        106     171,100   SH             SOLE                 171,100<F1>

<F1>
WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P.
and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International, Ltd.
<F2>
WS Capital, L.L.C. has shared investment discretion and voting authority with WSV
Management, L.L.C. WS Capital, L.L.C. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of
Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and
(ii) Walker Smith International, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and
(ii) WS Opportunity International, Ltd. Reid S. Walker and G. Stacy Smith, as
control persons for both WS Capital, L.L.C. and WSV Management, L.L.C., each can control the investment and voting of these shares.
<F3>
WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund,
L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity International,
Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith control a majority of the voting rights of WSV Management, L.L.C.